THE PRUDENTIAL SERIES FUND

PSF Global Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM High Yield Bond Portfolio

PSF Stock Index Portfolio

Supplement dated June 18, 2024 to the

Statement of Additional Information dated May 1, 2024, as supplemented (the SAI)

This supplement should be read and retained in conjunction with the SAI for The Prudential Series Fund (the Trust) relating to the PSF Global Portfolio, PSF Mid-Cap Growth Portfolio, PSF Natural Resources Portfolio, PSF PGIM Flexible Managed Portfolio, PSF PGIM High Yield Bond Portfolio and PSF Stock Index Portfolio (collectively, the Portfolios), a series of the Trust. The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is revised to replace the information pertaining to the Portfolios with the following, effective July 1, 2024:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
PSF Global Portfolio	The Manager has contractually agreed to waive 0.0345% of its management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive 0.012% of its management fee through June
30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

PSF Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.013% of its management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

PSF Natural Resources Portfolio	The Manager has contractually agreed to waive 0.008% of its management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

PSF PGIM Flexible Managed	The Manager has contractually agreed to waive a portion of its
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other
Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.62% of the Portfolio's average daily net assets through June 30, 2025. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
PSF PGIM High Yield Bond	The Manager has contractually agreed to waive a portion of its
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other
Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.57% of the Portfolio's average daily net assets through June 30, 2025. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

PSF Stock Index Portfolio	The Manager has voluntarily agreed to waive 0.03% of its management fee. The waiver is voluntary and may be modified or terminated by the
Manager at any time without notice.

B.The section in Part I of the SAI entitled “Fee Waiver Notes to Subadviser Fee Rate Table” is hereby revised to replace the information pertaining solely to the PSF Stock Index Portfolio with the information set forth below, effective July 1, 2024:

PGIM Quantitative Solutions: With respect to the PSF Stock Index Portfolio: PGIM Quantitative Solutions has voluntarily agreed to reduce its subadvisory fee rate by 0.055%. In addition, the Investment Manager will pay PGIM Quantitative Solutions a fee for providing additional advisory services to the PSF Global Portfolio, including but not limited to asset allocation advice (Additional Services).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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